FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Debt instruments portfolio by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	$ 16,822,754		$ 17,361,475
Debt Securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	15,594,330		15,721,527
Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	7,670,749		8,909,861
Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	4,018,724		3,481,928
Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	3,904,857		3,329,738
Securities issued by the Colombian Government
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	5,780,172		7,292,411
Securities issued by the Colombian Government | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	5,688,942		7,242,168
Securities issued by the Colombian Government | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	91,230		50,243
Securities issued by the Colombian Government | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Securities issued by the Colombian Government | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			7,242,168
Securities issued by the Colombian Government | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			50,243
Securities issued by foreign governments
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	4,981,607		4,233,200
Securities issued by foreign governments | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,076,231		817,639
Securities issued by foreign governments | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	309,603		272,073
Securities issued by foreign governments | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	3,595,773		3,143,488
Securities issued by foreign governments | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			817,639
Securities issued by foreign governments | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			272,073
Securities issued by foreign governments | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			3,143,488
Securities issued by government entities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,898,919		1,919,106
Securities issued by government entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	71,792		43,846
Securities issued by government entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,827,127		1,875,260
Securities issued by government entities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Securities issued by government entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			43,846
Securities issued by government entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			1,875,260
Securities issued or secured by other financial entities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,184,108	[1]	991,176
Securities issued or secured by other financial entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	724,880	[1]	661,176
Securities issued or secured by other financial entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	205,203	[1]	143,750
Securities issued or secured by other financial entities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	254,025	[1]	186,250
Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			661,176
Securities issued or secured by other financial entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			143,750
Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			186,250
Corporate bonds
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,749,524		1,285,634
Corporate bonds | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	108,904		145,032
Corporate bonds | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,585,561		1,140,602
Corporate bonds | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	55,059
Corporate bonds | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			145,032
Corporate bonds | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			1,140,602
Derivatives Contracts | Debt Securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	7,923,581
2020
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	103,269,999		89,038,285
2020 | Debt Securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	6,214,784		6,476,981
2020 | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	2,524,560		3,113,420
2020 | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,910,695		2,023,403
2020 | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,779,529		1,340,158
2020 | Securities issued by the Colombian Government | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,527,763
2020 | Securities issued by the Colombian Government | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
2020 | Securities issued by the Colombian Government | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			2,376,212
2020 | Securities issued by the Colombian Government | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			50,243
2020 | Securities issued by foreign governments | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	827,285
2020 | Securities issued by foreign governments | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	6,304
2020 | Securities issued by foreign governments | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,664,182
2020 | Securities issued by foreign governments | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			511,149
2020 | Securities issued by foreign governments | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			12,534
2020 | Securities issued by foreign governments | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			1,334,351
2020 | Securities issued by government entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,533
2020 | Securities issued by government entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,827,127
2020 | Securities issued by government entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			27,905
2020 | Securities issued by government entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			1,875,260
2020 | Securities issued or secured by other financial entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	157,976
2020 | Securities issued or secured by other financial entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	77,264
2020 | Securities issued or secured by other financial entities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	105,894
2020 | Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			169,615
2020 | Securities issued or secured by other financial entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			85,366
2020 | Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			5,807
2020 | Corporate bonds | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	10,003
2020 | Corporate bonds | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
2020 | Corporate bonds | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	9,453
2020 | Corporate bonds | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			28,539
2020 | Corporate bonds | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			0
Between 1 and 3 years
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	70,990,831		57,217,138
Between 1 and 3 years | Debt Securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	5,300,235		3,470,898
Between 1 and 3 years | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	3,774,884		2,362,686
Between 1 and 3 years | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	406,035		90,093
Between 1 and 3 years | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,119,316		1,018,119
Between 1 and 3 years | Securities issued by the Colombian Government | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	3,379,950
Between 1 and 3 years | Securities issued by the Colombian Government | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	13,635
Between 1 and 3 years | Securities issued by the Colombian Government | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			2,142,086
Between 1 and 3 years | Securities issued by the Colombian Government | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			0
Between 1 and 3 years | Securities issued by foreign governments | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	17,009
Between 1 and 3 years | Securities issued by foreign governments | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	19,963
Between 1 and 3 years | Securities issued by foreign governments | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,119,316
Between 1 and 3 years | Securities issued by foreign governments | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			25,165
Between 1 and 3 years | Securities issued by foreign governments | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			9,897
Between 1 and 3 years | Securities issued by foreign governments | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			1,018,119
Between 1 and 3 years | Securities issued by government entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	61,776
Between 1 and 3 years | Securities issued by government entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Between 1 and 3 years | Securities issued by government entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			10,488
Between 1 and 3 years | Securities issued by government entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			0
Between 1 and 3 years | Securities issued or secured by other financial entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	281,681
Between 1 and 3 years | Securities issued or secured by other financial entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	127,939
Between 1 and 3 years | Securities issued or secured by other financial entities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Between 1 and 3 years | Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			164,208
Between 1 and 3 years | Securities issued or secured by other financial entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			23,650
Between 1 and 3 years | Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			0
Between 1 and 3 years | Corporate bonds | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	34,468
Between 1 and 3 years | Corporate bonds | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	244,498
Between 1 and 3 years | Corporate bonds | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Between 1 and 3 years | Corporate bonds | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			20,739
Between 1 and 3 years | Corporate bonds | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			56,546
Between 3 and 5 years
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	40,998,471		36,465,555
Between 3 and 5 years | Debt Securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,079,711		1,988,638
Between 3 and 5 years | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	224,759		1,092,044
Between 3 and 5 years | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	439,991		303,248
Between 3 and 5 years | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	414,961		593,346
Between 3 and 5 years | Securities issued by the Colombian Government | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	125,094
Between 3 and 5 years | Securities issued by the Colombian Government | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	77,595
Between 3 and 5 years | Securities issued by the Colombian Government | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			884,248
Between 3 and 5 years | Securities issued by the Colombian Government | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			0
Between 3 and 5 years | Securities issued by foreign governments | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	13,600
Between 3 and 5 years | Securities issued by foreign governments | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,285
Between 3 and 5 years | Securities issued by foreign governments | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	414,961
Between 3 and 5 years | Securities issued by foreign governments | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			55,041
Between 3 and 5 years | Securities issued by foreign governments | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			2,661
Between 3 and 5 years | Securities issued by foreign governments | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			593,346
Between 3 and 5 years | Securities issued by government entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	368
Between 3 and 5 years | Securities issued by government entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Between 3 and 5 years | Securities issued by government entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			109
Between 3 and 5 years | Securities issued by government entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			0
Between 3 and 5 years | Securities issued or secured by other financial entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	60,699
Between 3 and 5 years | Securities issued or secured by other financial entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Between 3 and 5 years | Securities issued or secured by other financial entities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Between 3 and 5 years | Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			105,231
Between 3 and 5 years | Securities issued or secured by other financial entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			34,734
Between 3 and 5 years | Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			0
Between 3 and 5 years | Corporate bonds | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	24,998
Between 3 and 5 years | Corporate bonds | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	361,111
Between 3 and 5 years | Corporate bonds | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Between 3 and 5 years | Corporate bonds | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			47,415
Between 3 and 5 years | Corporate bonds | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			265,853
Greater than 5 years
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	65,254,489		63,203,640
Greater than 5 years | Debt Securities
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	2,999,600		3,785,010
Greater than 5 years | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,146,546		2,341,711
Greater than 5 years | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	1,262,003		1,065,184
Greater than 5 years | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	591,051		378,115
Greater than 5 years | Securities issued by the Colombian Government | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	656,135
Greater than 5 years | Securities issued by the Colombian Government | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Greater than 5 years | Securities issued by the Colombian Government | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			1,839,622
Greater than 5 years | Securities issued by the Colombian Government | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			0
Greater than 5 years | Securities issued by foreign governments | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	218,337
Greater than 5 years | Securities issued by foreign governments | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	282,051
Greater than 5 years | Securities issued by foreign governments | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	397,314
Greater than 5 years | Securities issued by foreign governments | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			226,284
Greater than 5 years | Securities issued by foreign governments | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			246,981
Greater than 5 years | Securities issued by foreign governments | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			197,672
Greater than 5 years | Securities issued by government entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	8,115
Greater than 5 years | Securities issued by government entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Greater than 5 years | Securities issued by government entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			5,344
Greater than 5 years | Securities issued by government entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			0
Greater than 5 years | Securities issued or secured by other financial entities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	224,524
Greater than 5 years | Securities issued or secured by other financial entities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	0
Greater than 5 years | Securities issued or secured by other financial entities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	148,131
Greater than 5 years | Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			222,122
Greater than 5 years | Securities issued or secured by other financial entities | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			0
Greater than 5 years | Securities issued or secured by other financial entities | Debt Securities | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			180,443
Greater than 5 years | Corporate bonds | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	39,435
Greater than 5 years | Corporate bonds | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	979,952
Greater than 5 years | Corporate bonds | Financial assets at fair value through other comprehensive income, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets	$ 45,606
Greater than 5 years | Corporate bonds | Debt Securities | Financial assets at fair value through profit or loss, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			48,339
Greater than 5 years | Corporate bonds | Debt Securities | Financial assets at amortised cost, category
Disclosure of financial assets investments and derivatives [Line Items]
Financial assets			$ 818,203

[1]	Includes mortgage-backed securities (TIPS) measured at fair value through profit or loss amounting to COP 198,115. For further information on TIPS’ fair value measurement see Note 30 fair value of assets and liabilities.